Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$146,644,675